MARKETABLE SECURITIES (Schedule Of Financial Assets Measured At Fair Value Through Profit Or Loss) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets measured at fair value through profit or loss:
Corporate bonds and government treasury notes	$ 0	$ 6,375
Marketable securities	$ 0	$ 6,375